Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP: 58-1111076 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 316,736,946	$ 274,476,263
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	330,654,577	288,776,952
EBP, Employer Contribution, Receivable	323,858	318,376
EBP, Note Receivable from Participant	6,089,031	5,738,504
EBP, Receivable	6,412,889	6,056,880
EBP, Net Asset Available for Benefit	337,067,466	294,833,832
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	316,736,946	274,476,263
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	1,433,507
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	42,581,691
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	496,290
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	7,575,408
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	21,043,217
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	4,927,826
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	33,546,451
EBP, Change in Net Asset Available for Benefit, Increase	76,624,432
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	34,093,338
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	297,460
EBP, Change in Net Asset Available for Benefit, Decrease	34,390,798
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	42,233,634
EBP, Net Asset Available for Benefit	337,067,466	294,833,832
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	330,654,577	288,776,952
EBP, Employer Contribution, Receivable	323,858	318,376
EBP, Note Receivable from Participant	6,089,031	5,738,504
EBP, Receivable	6,412,889	6,056,880
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	95,102,641	83,365,469
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	95,102,641	83,365,469
EBP, Pooled Separate Account
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	202,655,442	174,141,420
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	202,655,442	174,141,420
EBP, Traditional Guaranteed Investment Contract
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	13,917,631	14,300,689
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	$ 13,917,631	$ 14,300,689